Summary of Significant Accounting Policies (Details) - USD ($)	6 Months Ended		12 Months Ended
	Apr. 30, 2016	Apr. 30, 2015	Oct. 31, 2015	Oct. 31, 2014
Summary of Significant Accounting Policies (Textual)
Federal depository insurance coverage	$ 250,000		$ 250,000
Offering costs			$ 7,668,160
Temporary equity shares	9,036,193		9,009,837	0
Cash and marketable securities held in trust account	$ 100,074,557		$ 99,985,042
Maturity date	180 days or less.
Warrants to purchase shares of common stock	10,300,000
Common Stock Subject to Mandatory Redemption [Member]
Summary of Significant Accounting Policies (Textual)
Temporary equity possible redemption in the amount			$ 90,084,893
Aggregate shares of common stock, forfeited		500,000